Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	$ 12,018,863	$ 15,505,209	$ 11,547,018
Within 30 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	6,943,718	8,957,903	6,767,079
Between 31 and 60 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	1,906,657	2,459,726	1,354,777
Between 61 and 90 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	1,067,018	1,376,531	1,260,919
Between 91 and 120 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	890,598	1,148,936	649,852
Over 120 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	$ 1,210,872	$ 1,562,113	$ 1,514,391